SCHEDULE OF WARRANT ACTIVITY (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Outstanding Beginning	3,951,634	4,791,019
Weighted Average Exercise Price, Outstanding beginning balance	$ 5.22	$ 10.57
Number of Warrants, Expired	(250)	(1,491)
Weighted Average Exercise Price, Expired	$ 60.00	$ 1,770
Number of Warrants, Outstanding Ending	3,951,384	3,951,634
Weighted Average Exercise Price, Outstanding ending balance	$ 5.21	$ 5.22
Weighted Average Remaining Life In Years, Outstanding	2 years 6 months 18 days	3 years 3 months 18 days
Number of Warrants, Exercisable	3,951,384	3,951,634
Weighted Average Exercise Price, Exercisable	$ 5.21	$ 5.22
Weighted Average Remaining Life In Years, Exercisable	2 years 6 months 18 days	3 years 3 months 18 days
Number of Warrants, Granted		2,513,686
Weighted Average Exercise Price, Granted		$ 2.43
Number of Warrants, Exercised		(3,351,580)
Weighted Average Exercise Price, Exercised		$ 2.33
Number of Warrants, Exercisable Ending	3,951,384	3,951,634